Divestitures - Summary of Operating Results and Cash Flows (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Non-regulated energy sales	2,174	9,327
Waste disposal fees	2,233	8,160
Other and interest income	63	336
Operating and administrative expenses	(5,284)	(19,720)
Foreign exchange	111	80
Depreciation of property, plant and equipment	0	2,483
Interest expense	(19)	(58)
Gain (loss) on sale of assets	(960)	1,016
Write-off of assets	(1,971)	(57,160)
Non-cash gain on sale of assets	105	0
Deposit on sale	143	0
Loss from discontinued operations, before income taxes	(3,405)	(60,502)
Income tax recovery	1,278	18,491
Loss from discontinued operations, net of income taxes	(2,127)	(42,011)
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Depreciation of property, plant and equipment	0	2,483
Deposit on sale	143	0
Write-off of assets	1,971	57,160
Non-cash gain on sale of assets	(105)	0
Incurred closing costs on disposal of assets	0	(2,916)
Contingent liability	0	(613)
Income tax recovery	1,278	18,491
Cash used in discontinued operations	(1,682)	(4,388)